Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of useful life of intangible assets
	Licenses	Customer relationships	Trade name	Technology

Useful life	Indefinite	Definite 9.58 years	Definite 10.58 years	Definite 8.67 years

Amortization method	Not amortized	Straight-line	Straight-line	Straight-line

Schedule of straight-line basis over the useful life of the assets
%
Communication & equipment	15
Office furniture and equipment	7-10
Computers and software	33
Leasehold improvements	see below